Share-Based Compensation - Movements of share options under the Koolearn Pre IPO Share Option Scheme (Detail) - Koolearn pre ipo share option scheme [Member]	12 Months Ended
May 31, 2024 $ / shares shares
Number of share option outstanding, Beginning balance | shares	27,084,385
Number of share option, Exercised | shares	(1,143,500)
Number of share option outstanding, Ending balance | shares	25,940,885
Number of share option, Options vested and expected to vest | shares	25,940,885
Number of share option Exercisable | shares	25,940,885
Weighted average exercise prices, Options outstanding, Beginning balance | $ / shares	$ 1.13
Weighted average exercise prices, Exercised | $ / shares	1.13
Weighted average exercise prices, Options outstanding, Ending balance | $ / shares	1.13
Weighted average exercise prices, Options vested and expected to vest | $ / shares	1.13
Weighted average exercise price per option Exercisable | $ / shares	$ 1.13